Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Supplement [Text Block]	pipi10_SupplementTextBlock

Prudential Investment Portfolios, Inc. 10

Prudential Mid-Cap Value Fund

Supplement dated June 12, 2014 to the

Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information (SAI)

Effective as of July 1, 2014, the Fund’s existing contractual cap on Fund expenses will be lowered, and the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus, Summary Prospectus, and SAI, as applicable, are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses	0.26%	0.26%	0.26%	0.12%	0.26%
= Total annual Fund operating expenses	1.39%	2.09%	2.09%	0.95%	1.09%
- Fee waiver or expense reimbursement	(0.20%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
= Net annual Fund operating expenses	1.19%	1.94%	1.94%	0.80%	0.94%

° For the period ending February 28, 2015, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

° For the period ending February 28, 2015, the manager of the Fund has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agent fees, and extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. This expense cap may not be terminated prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$947	$1,251	$2,110	$665	$947	$1,251	$2,110
Class B	$697	$940	$1,210	$2,146	$197	$640	$1,110	$2,146
Class C	$297	$640	$1,110	$2,409	$197	$640	$1,110	$2,409
Class Q	$82	$288	$511	$1,153	$82	$288	$511	$1,153
Class Z	$96	$332	$586	$1,315	$96	$332	$586	$1,315

PRUDENTIAL MID-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi10_SupplementTextBlock

Prudential Investment Portfolios, Inc. 10

Prudential Mid-Cap Value Fund

Supplement dated June 12, 2014 to the

Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information (SAI)

Effective as of July 1, 2014, the Fund’s existing contractual cap on Fund expenses will be lowered, and the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus, Summary Prospectus, and SAI, as applicable, are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses	0.26%	0.26%	0.26%	0.12%	0.26%
= Total annual Fund operating expenses	1.39%	2.09%	2.09%	0.95%	1.09%
- Fee waiver or expense reimbursement	(0.20%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
= Net annual Fund operating expenses	1.19%	1.94%	1.94%	0.80%	0.94%

° For the period ending February 28, 2015, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

° For the period ending February 28, 2015, the manager of the Fund has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agent fees, and extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. This expense cap may not be terminated prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$947	$1,251	$2,110	$665	$947	$1,251	$2,110
Class B	$697	$940	$1,210	$2,146	$197	$640	$1,110	$2,146
Class C	$297	$640	$1,110	$2,409	$197	$640	$1,110	$2,409
Class Q	$82	$288	$511	$1,153	$82	$288	$511	$1,153
Class Z	$96	$332	$586	$1,315	$96	$332	$586	$1,315

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	° For the period ending February 28, 2015, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.
		° For the period ending February 28, 2015, the manager of the Fund has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agent fees, and extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. This expense cap may not be terminated prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL MID-CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.26%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.39%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 665
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,251
10 Years	rr_ExpenseExampleYear10	2,110
1 Year	rr_ExpenseExampleNoRedemptionYear01	665
3 Years	rr_ExpenseExampleNoRedemptionYear03	947
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,110
PRUDENTIAL MID-CAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.26%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,210
10 Years	rr_ExpenseExampleYear10	2,146
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,146
PRUDENTIAL MID-CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.26%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	297
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,110
10 Years	rr_ExpenseExampleYear10	2,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,409
PRUDENTIAL MID-CAP VALUE FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,153
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	288
5 Years	rr_ExpenseExampleNoRedemptionYear05	511
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,153
PRUDENTIAL MID-CAP VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.26%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	1,315
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	332
5 Years	rr_ExpenseExampleNoRedemptionYear05	586
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,315